Schedule Of Debt Under Vehicle Programs (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	$ 7,337		$ 6,806
Debt Due To Avis Budget Rental Car Funding
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	5,656	[1]	5,203	[2]
Canada Debt Borrowings
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	400	[3]	353
International Debt Borrowings
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	731	[4]	679
International Capital Leases
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	289	[5]	315
Budget Truck Financing
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	226	[6]	253	[7]
Other
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Debt under vehicle programs	$ 35	[8]	$ 3	[9]

[1]	The outstanding debt is collateralized by $7.3 billion of underlying vehicles and related assets.
[2]	(a) The increase reflects additional borrowings principally to fund an increase in the Company’s fleet driven by increased rental volume and the acquisitions of Zipcar and Payless.
[3]	The outstanding debt is collateralized by $549 million of underlying vehicles and related assets.
[4]	The outstanding debt is collateralized by $1.3 billion of underlying vehicles and related assets.
[5]	The outstanding debt is collateralized by $306 million of underlying vehicles and related assets.
[6]	The outstanding debt is collateralized by $338 million of underlying vehicles and related assets.
[7]	These facilities encompass bank overdraft lines of credit, bearing interest of 4.50% to 5.69% as of December 31, 2013.
[8]	The outstanding debt is collateralized by $28 million of underlying vehicles and related assets.
[9]	(c) The increase is principally related to Zipcar capital leases.